Tax Financing Program - Payment Schedule of Tax Debt Refinancing Program (Detail) - BRL BRL in Thousands		Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
2016		BRL 78,432
2017		90,010
2018		90,010
2019		90,010
2020		90,010
2021 to 2023		270,030
2024 to 2025		86,586
Total	[1]	BRL 795,088	BRL 990,230

[1]	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be settled and are not adjusted to fair value.